Unaudited Condensed Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	General Partner	Common Unitholders	Subordinated Unitholders	Subordinated Series A Unitholders
Consolidated Balance at Dec. 31, 2016	$ 273,123	$ 5,343	$ 125,635	$ 115,552	$ 26,593
Consolidated Balance, units at Dec. 31, 2016		420,641	9,675,795	9,342,692	1,592,920
Net (loss)/ income	6,462	$ 127	$ 3,026	$ 2,827	$ 482
Equity offering	4,088	$ 84	$ 4,004
Equity offering, units		6,858	336,011
Cash distribution	(18,049)	$ (358)	$ (8,451)	(7,894)	(1,346)
Consolidated Balance at Jun. 30, 2017	265,624	$ 5,196	$ 124,214	$ 110,485	$ 25,729
Consolidated Balance, units at Jun. 30, 2017		427,499	10,011,806	9,342,692	1,592,920
Consolidated Balance at Dec. 31, 2017	255,731	$ 4,997	$ 225,742		$ 24,992
Consolidated Balance, units at Dec. 31, 2017		427,499	19,354,498		1,592,920
Net (loss)/ income	(25,282)	$ (504)	$ (22,575)		$ (2,203)
Cash distribution	(11,702)	(234)	(10,596)		(872)
Conversion of subordinated Series A units, value			$ 21,917		$ (21,917)
Conversion of subordinated Series A units			1,592,920		(1,592,920)
Consolidated Balance at Jun. 30, 2018	$ 218,747	$ 4,259	$ 214,488	$ 0	$ 0
Consolidated Balance, units at Jun. 30, 2018		427,499	20,947,418	0	0